Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Carrying Amount	$ 372,032	$ 304,367	$ 117,192
Cash and cash equivalents - Fair Value	372,032	304,367
Restricted cash - Carrying Amount	4,662	5,072	$ 10,005
Restricted cash - Fair Value	4,662	5,072
Margin deposits - Carrying Amount	4,270	4,270
Margin deposits - Fair Value	4,270	4,270
Long-term receivable (including short-term portion) - Carrying Amount	23,812	23,307
Long-term receivable (including short-term portion) - Fair Value	23,812	23,307
Investment in Debt securities - Fair Value	5,064	0
Debt and other financial liabilities - Carrying Amount	(1,572,692)	(1,587,582)
Debt and other financial liabilities - Fair Value	$ (1,572,692)	$ (1,587,582)